UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash Flows from Operating Activities
Net loss	$ (2,620,369)	$ (782,294)	$ (1,171,439)	$ (348,288)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation	33,200	0
Amortization	155,788	42,182	58,754	32,585
Amortization of debt discount	625,614	0
Stock based compensation expense	303,152	75,410
Financing cost	82,609	0
Impairment of Intangible Asset			198,193	0
Change in fair value of derivative financial instruments	(15,110)	0
Shares issued for loan and interest	0	224,000
Shares Issued for Services			58,000	122,000
Loss on conversion of convertible note to common stock	0	(376,000)	426,000	0
Shares Issued as gift			17,410	0
Shares Issued for Loan & Interest			120,000	60,000
Loss on exercise of warrants			60,000	0
Changes in assets and liabilities
Accounts Payable	(6,482)	44,040	44,214	26,618
Prepaid Expenses			30,000	(30,000)
Payroll Payable			84,512	50,488
Accrued Interest			33,701	4,303
Due to related party	27,582	9,583	6,557	1,468
Right of use lease asset	(35,139)	0
Payroll payable	0	81,000
Accrued interest	1,441	10,351
Lease liability	(35,139)	0
Net cash provided by (used in) operating activities	(1,412,575)	80,272	(34,098)	(80,827)
Cash Flows from Investing Activities
Software			(85,871)	(74,173)
Acquisition of fixed assets and software	(1,089)	(90,274)
Net cash used in investing activities	(1,089)	(90,274)	(85,871)	(74,173)
Cash Flows from Financing Activities
Shares issued for cash			30,000	100,000
Promissory Note			90,000	55,000
Proceeds from issuance of convertible notes	1,485,900	10,000
Repayment of promissory notes	(55,000)	0
Net cash provided by financing activities	1,430,900	10,000	120,000	155,000
Net increase (decrease) in Cash	17,236	(2)	31	1
Net Change in Cash
Cash at beginning of period	33	2	2	1
Cash at end of period	17,269	0	33	2
Supplemental disclosure of cash flow information:
Cash paid during the period for interest	14,004	0
Cash paid during the period for income tax	0	0
Noncash Investing and Financing Items [Abstract]
Contingent equity consideration issued in acquisition	14,605,921	0
Shares issued for conversion of notes			540,000	0
Forgiveness of Accrued payroll			$ 135,000	$ 0
Conversion of contingent equity consideration payable to equity	11,281,541	0
Conversion of Series A Preferred Stock to Class A Common Stock	75	0
Conversion of convertible debt to equity	840,675	0
Recognition of operating lease: right of use asset and lease liability	96,347	0
Fair value of warrants issued as deferred offering cost	990,614	0
Fair value of convertible debt beneficial conversion feature allocated to proceeds of debt	491,700	0
Fair value of warrants allocated to proceeds of debt	178,935	0
Fair value of common shares allocated to proceeds of debt	24,838	0
Fair value of shares issuable as deferred offering cost	450,000	0
Contingent equity consideration payable from acquisition	$ 3,323,192	$ 0